Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 07, 2017
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908406
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2016
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
AMERICAN CENTURY INVESTMENT TRUST | Prime Money Market Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000908406_SupplementTextBlock

American Century Investment Trust Prospectus Supplement
Prime Money Market Fund U.S. Government Money Market Fund
Supplement dated April 10, 2017 ■ Prospectuses dated August 1, 2016

The following is added as the last sentence to the first paragraph under Fees and Expenses in the prospectuses.
Additional information about sales charge discounts can be found in Appendix A of the prospectus.